Finance Costs	12 Months Ended
Dec. 31, 2021
Disclosure of finance cost [text block] [Abstract]
FINANCE COSTS

9. FINANCE COSTS

	Year ended December 31,
	2021 $’000	2020 $’000	2019 $’000
Group
Finance Income
Finance income received on net investment in lease	-	8	1
Total finance income	-	8	1

Finance Expense
Finance charge accrued on convertible loan notes	163	303	61
Interest expense on lease liabilities	13	17	31
Total finance expenses	176	320	92
Net finance expense recognized in Statement of Comprehensive Income	176	312	92